Employee stock incentive plans - Disclosure of Activities in Cash Settled Stock Option Plans and Restricted Stock Unit Option Plan Explanatory (Detail) - Employee Stock Option Plans and Restricted Stock Unit Option[member]
	12 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year	78,199	4,721,388
Modification	0	(3,453,015)
Numbers, Exercised	(46,133)	(845,066)
Forfeited and lapsed	(7,466)	(345,108)
Numbers, Outstanding at the end of the year	24,600	78,199
Exercisable at the end of the year	2,800	23,999